Revenue - Energy Segment Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenue	$ 1,490.2	$ 1,579.8
Net revenue	1,811.6	1,782.4
Energy
Segment Reporting Information [Line Items]
Revenue	27.6	16.6
RNG Incentives	0.5	1.3
Alternative Fuel Tax Credit	10.6	2.6
Other revenue	0.3	0.2
Net revenue	39.0	20.7
Volume-related | Energy
Segment Reporting Information [Line Items]
Revenue	27.5	16.5
Maintenance services | Energy
Segment Reporting Information [Line Items]
Revenue	$ 0.1	$ 0.1